UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-08993

Prasad Series Trust

(Exact name of registrant as specified in charter)

8000 Town Centre Dr., Suite 400, Broadview Hts.  Ohio 44147

(Address of principal executive offices)

(Zip code)

Rajendra Prasad, 1310 East Ocean Blvd., Unit #1204, Long Beach, CA 90802

(Name and address of agent for service)

Registrant's telephone number, including area code: (440) 922-0066

Date of fiscal year end: March 31

Date of reporting period: March 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

ANNUAL REPORT

Prasad Growth Fund

March 31, 2012

Annual Letter to Shareholders

3/31/12

Dear Shareholders,

From 3/31/2011 to 3/31/2012 the NAV of the Fund went up from 2.58 to 2.69, up by 4.26%.  Mr. Prasad, the manager of the Fund, provided the Board of Trustees an update on the Fund’s performance for Fiscal 2012 with the Prasad Growth Fund generating a positive return of 4.26% for the year versus 11.16% for the S&P 500, a broad market index.  Mr. Prasad noted that market conditions were challenging for growth stocks with heightened volatility throughout most of the year.  Market volatility was singled out by Mr. Prasad as the primary factor that affected the Fund’s performance for the year.

The independent members of the Board of Trustees, in reviewing the Fund’s performance history, acknowledged the persistent weak returns and expressed concerns. In agreeing to renew the investment advisory agreement for the upcoming year, the independent trustees established a strict condition that further performance deterioration would make a change in the Fund’s advisor necessary.  The independent trustees plan to monitor the Fund’s performance during the upcoming year and will devise an appropriate course of action, which includes replacing the current advisor, if deemed necessary.  With the above stipulation, the Board of Trustees renewed the investment advisory agreement for one additional year.

I thank all you for your continued support.  Please visit the website www.prasad.net  and review the current holdings.  You can look up your account value anytime.  If you have questions please call 440-922-0066.

I have included the privacy policy for the Fund below.

Prasad Series Trust Privacy Policy

In the course of doing business with Prasad Series Trust, you share personal and financial information with us. We treat this information as confidential and recognize the importance of protecting access to it.

Collection of Customer Information

You may provide information when communicating or transacting with us in writing, electronically, or by phone. For instance, information may come from applications, requests for forms or literature, and your transactions and account positions with us. On occasion, such information may come from consumer reporting agencies and those providing services to us.

Disclosure of Customer Information

We do not sell information about current or former customers to any third parties, and we do not disclose it to third parties unless necessary to process a transaction, service an account, or as otherwise permitted by law. We may share that information with companies that perform services for Prasad Series Trust. When we enter into such a relationship, our contracts restrict the companies' use of our customer information, prohibiting them from sharing or using it for any purposes other than those for which they were hired.

Security of Customer Information

We maintain physical, electronic, and procedural safeguards to protect your personal information. Within Prasad Series Trust, access to such information is limited to those who need it to perform their jobs, such as servicing your accounts, resolving problems, or informing you of new products or services.

Sincerely,

 Rajendra Prasad

Prasad Growth Fund

Average Annualized Total Returns

(through March 31, 2012)

                                      Prasad           S&P 500         Nasdaq Composite

             1 Year                 4.26%           11.16%                  8.54%

             5 Year             (11.10)%             5.00%                 2.01%

             Since Inception   (6.09)%*           3.40%                 4.26%

                                                   *From November 23, 1998.

This chart assumes an initial investment of $10,000 made on November 23, 1998. Past performance doesn't guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, maybe worth more or less then their original cost.  All returns reflect reinvested dividends but do not reflect the impact of taxes.

The Standard & Poor's 500 Index ("S&P 500") is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.

The S&P 500 is a widely recognized, unmanaged index of common stock prices.  The figures for the S&P 500 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

The Nasdaq Composite is a stock market index of all the common stocks and similar securities listed on the Nasdaq stock market, meaning that it has over 3,000 components.  It is highly followed in the U.S. as an indicator of the performance of stocks of technology companies and growth companies.

Prasad Growth Fund

March 31, 2011 (Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

	Prasad Growth Fund
	Schedule of Investments
	March 31, 2012

Shares		Value

COMMON STOCKS - 88.92%

Auto & Truck - 3.77%
100	Cummins, Inc.	$ 12,004

Bank - 0.22%
20	Texas Capital Bancshares, Inc. *	692

Business Services - 3.99%
200	Coinstar, Inc. *	12,710

Chemical - 8.09%
70	CF Industries Holdings, Inc.	12,785
400	Methanex Corp.	12,972
		25,757
Computer - 15.07%
80	Apple, Inc. *	47,964

Drug - 9.46%
15	Celgene Corp. *	1,163
20	Endo Pharmaceuticals Holdings, Inc. *	775
400	Questcor Pharmaceuticals, Inc. *	15,048
250	Salix Pharmaceuticals Ltd. *	13,125
		30,111
Electronic - 9.34%
1,000	Invensense, Inc. *	18,100
600	Silicon Motion Technology Corp. *	11,622
		29,722
Financial - 0.57%
30	Altisource Portfolio Solutions S.A. *	1,819

Internet - 11.45%
250	Baidu, Inc. *	36,442

Mining - 0.12%
100	Uranium Energy Corp. *	390

Petroleum - 0.58%
20	World Fuel Services Corp.	820
10	Concho Resources, Inc. *	1,021
		1,841
Retail - 20.52%
500	Body Central Corp. *	14,510
400	Francescas Holdings Corp. *	12,644
350	GNC Holdings, Inc.	12,212
500	Lithia Motors, Inc.	13,100
300	Steven Madden Ltd. *	12,825
		65,291
Software - 5.32%
700	Tangoe, Inc. *	13,167
20	VMware, Inc. *	2,247
60	Autonavi Holdings Ltd. *	753
10	SXC Health Solutions Corp. *	750
		16,917
Telecommunications - 0.40%
50	Tessco Technologies, Inc.	1,274

TOTAL FOR COMMON STOCKS (Cost $277,204) - 88.92%		282,934

EXCHANGE TRADED FUNDS - 4.55%
1,000	Egshares India Small Cap Fund	14,490

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $12,579) - 4.55%		14,490

SHORT TERM INVESTMENTS - 11.81%
37,581	Fidelity Governmental Fund 57 0.01% **	37,581

TOTAL FOR SHORT TERM INVESTMENTS (Cost $37,581) - 11.81%		37,581

TOTAL INVESTMENTS (Cost $327,364) - 105.28%		335,005

LIABILITIES LESS OTHER ASSETS - (5.28)%		(16,810)

NET ASSETS - 100.00%		$ 318,195

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2012.
The accompanying notes are an integral part of these financial statements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

          Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.

          These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates,

           prepayment speeds, yield curves, default rates and similar data.

          Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of March 31, 2012, in valuing the Fund’s investments carried at value:

	Investments in Securities	Level 1	Level 2	Level 3	Total

	Common Stocks	$ 282,934	$ -	$ -	$ 282,934
	Exchange Traded Funds	14,490	-	-	14,490
	Short-Term Investments:
	Fidelity Governmental Fund 57	37,581	-	-	37,581
		$ 335,005	$ -	$ -	$ 335,005

The accompanying notes are an integral part of these financial statements.

Prasad Growth Fund
Statement of Assets and Liabilities
March 31, 2012

Assets:
Investments, at Value (Cost $327,364)	$ 335,005
Cash	14
Receivables:
Securities Sold	27,631
Dividends and Interest	14
Total Assets	362,664
Liabilities:
Accrued Management Fees (Note 2)	403
Securities Purchased	44,066
Total Liabilities	44,469

Net Assets	$ 318,195

Net Assets Consist of:
Paid In Capital	$ 952,011
Accumulated Undistributed Realized Loss on Investments	(641,457)
Unrealized Appreciation in Value of Investments	7,641
Net Assets, for 118,187 Shares Outstanding	$ 318,195

Net Asset Value Per Share	$ 2.69

The accompanying notes are an integral part of these financial statements.

Prasad Growth Fund
Statement of Operations
For the year ended March 31, 2012

Investment Income:
Interest	$ 15
Dividends	330
Total Investment Income	345

Expenses:
Advisory Fees (Note 2)	4,322
Total Expenses	4,322

Net Investment Loss	(3,977)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on:
Investments	14,730
Options	(6,690)
Total Realized Gain on Investments	8,040

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	6,820
Options	2,754
Total Change in Unrealized Appreciation	9,574
Net Realized and Unrealized Gain on Investments and Options	17,614

Net Increase in Net Assets Resulting from Operations	$ 13,637

The accompanying notes are an integral part of these financial statements.

Prasad Growth Fund
Statements of Changes in Net Assets

	Years Ended
	3/31/2012	3/31/2011
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (3,977)	$ (5,501)
Net Realized Gain (Loss) on Investments and Options	8,040	(182,258)
Unrealized Appreciation on Investments	9,574	6,468
Net Increase (Decrease) in Net Assets Resulting from Operations	13,637	(181,291)

Less Distributions:
From Net Investment Income	-	-
From Realized Gains	-	-
	-	-

Capital Share Transactions (Note 4)	11,286	(5,991)

Total Increase (Decrease)	24,923	(187,282)

Net Assets:
Beginning of Period	293,272	480,554

End of Period (Including Undistributed Net Investment Income of	$ 318,195	$ 293,272
$0 and $0, respectively)

The accompanying notes are an integral part of these financial statements.

Prasad Growth Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	Years Ended
	3/31/2012	3/31/2011	3/31/2010	3/31/2009	3/31/2008

Net Asset Value, at Beginning of Year	$ 2.58	$ 4.13	$ 4.50	$ 5.55	$ 4.85

Income (Loss) From Investment Operations:
Net Investment Income (Loss) *	(0.03)	(0.05)	(0.07)	(0.02)	0.02
Net Gain (Loss) on Securities (Realized and Unrealized)	0.14	(1.50)	(0.30)	(1.03)	0.68
Total Income (Loss) from Investment Operations	0.11	(1.55)	(0.37)	(1.05)	0.70

Distributions from net investment income	0.00	0.00	0.00	0.00 †	0.00
Distributions from realized gains	0.00	0.00	0.00	0.00	0.00

Total Distributions	0.00	0.00	0.00	0.00 †	0.00

Net Asset Value, at End of Year	$ 2.69	$ 2.58	$ 4.13	$ 4.50	$ 5.55

Total Return **	4.26%	(37.53)%	(8.22)%	(18.87)%	14.43%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 318	$ 293	$ 481	$ 581	$ 725
Ratio of Expenses to Average Net Assets	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.38)%	(1.46)%	(1.27)%	(0.38)%	0.37%
Portfolio Turnover	1135%	1133%	2220%	1881%	1488%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
† Amount calculated is less than $0.005.
The accompanying notes are an integral part of these financial statements.

PRASAD GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2012

1.)

SIGNIFICANT ACCOUNTING POLICIES

The Prasad Growth Fund (“Fund”) is an open-end management investment company, organized as a Trust under the laws of the State of Delaware by a Declaration of Trust in July 1998.  The Fund’s investment objective is to obtain capital appreciation.  In seeking its objective, this Fund will invest at least 65% of its total assets in equity securities.  Significant accounting policies of the Fund are presented below:

When the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market mutual funds, high-quality short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

SECURITY VALUATION:

The Fund invests in a wide variety of equity and debt securities.  The investments in securities are carried at market value.  The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price.  Over-the-counter securities are valued on the basis of the bid price at the close of each business day.  Short-term investments are valued at amortized cost, which approximates market.  Securities for which market quotations are not readily available will be valued at fair value as determined in good faith pursuant to procedures established by the Board of Directors.

The Financial Accounting Standards Board has issued FASB ASC 105 (formerly FASB Statement No. 168), The “FASB Accounting Standards Codification™” and the Hierarchy of Generally Accepted Accounting Principles (“GAAP”) (“ASC 105”). ASC 105 established the FASB Accounting Standards Codification™ (“Codification” or “ASC”) as the single source of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The Codification supersedes all existing non-SEC accounting and reporting

PRASAD GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2012

standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification will become nonauthoritative.

GAAP in not intended to be changed as a result of the FASB’s Codification project, but it does change the way financial statements are presented.  As a result, these changes have a significant impact on how companies reference GAAP in their financial statements and in their accounting policies for financial statements issued for interim and annual periods.

The Fund is compliant with FASB Accounting Standards Codification guidance regarding “Disclosures about Derivative Instruments and Hedging Activities.”  ASC 815-10 and ASC 815-20 require enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows.  Note 6 satisfies the disclosures required by ASC 815-10 and ASC 815-20.

SECURITY TRANSACTION TIMING

Security transactions are recorded on the dates transactions are entered into.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Interest income is recorded as earned.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.

INCOME TAXES:

It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund's policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains. The Fund is a registered investment company under subchapter M of the Internal Revenue Code and it does not make income tax provisions.

ESTIMATES:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and

PRASAD GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2012

disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.  Management has evaluated subsequent events through the date the financial statements were issued.

RECLASSIFICATIONS:

In accordance with GAAP, the Fund has recorded a reclassification in the capital accounts. As of March 31, 2012, the Fund recorded permanent book/tax differences of $3,977 from net investment loss to paid-in capital. This reclassification has no impact on the net asset value of the Fund and is designed generally to present undistributed income and net realized gains on a tax basis, which is considered to be more informative to shareholders.

2.)

INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an investment advisory and administration agreement with Mutual Funds Leader, Inc.  The Investment Advisor receives from the Fund as compensation for its services an annual fee of 1.50% on the Fund's net assets. The Advisor pays all expenses of the Fund except for brokerage fees, taxes, interest and extraordinary expenses.  From time to time, Mutual Funds Leader, Inc. may elect to waive some or all of the fees and may reimburse expenses of the Fund.  Investment management fees were $4,322 for the year ended March 31, 2012. At March 31, 2012, the Fund owed the Advisor $403.

3.)

RELATED PARTY TRANSACTIONS

Certain owners of Mutual Funds Leader, Inc. are also owners and/or directors of the Prasad Growth Fund.  These individuals may receive benefits from any management fees paid to the Advisor.

4.)

CAPITAL STOCK AND DISTRIBUTION

At March 31, 2012 an indefinite number of shares of capital stock were authorized, no par value and paid in capital amounted to $952,011.

PRASAD GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2012

	For the Year Ended 3/31/2012		For the Year Ended 3/31/2011
	Shares	Amount	Shares	Amount
Shares sold	6,343	$ 16,000	3,704	$ 15,000
Shares reinvested	-	-	-	-
Shares redeemed	(1,938)	(4,714)	(6,301)	(20,991)
Net decrease	4,405	$ 11,286	(2,597)	$ (5,991)

5.)

PURCHASES AND SALES OF SECURITIES

During the year ended March 31, 2012, purchases and sales of investment securities other than U.S. Government obligations, short-term investments and options transactions aggregated $1,866,187 and $1,774,630, respectively; there were no purchases or sales of U.S. Government obligations.

6.)

PUT AND CALL OPTIONS PURCHASED

Transactions in call and put options purchased during the year ended March 31, 2012, were as follows:

	Number of	Premiums
	Contracts	Paid
Options outstanding at March 31, 2011	-	$ -
Options purchased	-	-
Options written	631	4,885
Options exercised	-	-
Options expired	-	-
Options terminated in closing purchase transaction	(631)	(4,885)
Options outstanding at March 31, 2012	0	$ 0

PRASAD GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2012

Realized and unrealized gains and losses on derivatives contracts entered into during the year ended March 31, 2012 by the Fund are recorded in the following locations in the Statement of Operations:

	Location	Realized (Loss)	Location	Unrealized Appreciation
Put Options Purchased	Realized Loss on Options	($6,690)	Net Change in Unrealized Appreciation on Options	$0

7.) TAX MATTERS

As of March 31, 2012, the Fund has federal income tax capital loss carry forwards of approximately $540,904 expiring as follows:

Years

Amount

2013

      4,478

2014

  198,346

2017                       129,349

2018                         26,473

2019

  182,258

During the year ended March 31, 2012, the Fund had net capital gains of $8,040 which were applied to the $12,518 capital loss carry forward from 2013, leaving a remaining carry forward balance of $4,478 ($12,518 less $8,040).

The corporation is a regulated investment company (as defined in internal revenue code section 851) and is subject to special rules under IRC section 1212 regarding capital loss carry backs and carryovers. These rules prohibit the corporation from carrying back capital losses to any year in which it was a regulated investment company, while allowing capital loss carryovers to eight taxable years (not the usual three) succeeding the loss year. For taxable years beginning after December 22, 2010, regulated investment companies are permitted unlimited carry forwards of net capital losses. Such losses retain their character as either short- or long-term capital losses.

PRASAD GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2012

Net capital losses that occurred before December 23, 2010, continue to be treated as short term, and expire according to their original schedule. Such losses are not available to offset capital gains until all net capital losses occurring after December 22, 2010, have been utilized. As a result, some net capital loss carryovers that originated prior to December 23, 2010 may expire.

As of March 31, 2012, the components of distributable earnings on tax basis were as follows:

           Net realized loss on investments and options      $ (641,457)

         Net unrealized gain on investments

                         7,641

           Net distributable earnings (losses)

  $ (633,816)

For Federal income tax purposes, the cost of investments owned at March 31, 2012 was $327,364.

There were no distributions paid for the year ended March 31, 2012 and year ended March 31, 2011.

8.)

CONTROL

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under section 2(a)(9) of the Investment Company Act of 1940.  As of March 31, 2012, Mr. Prasad (including his family) owned in excess of 25% of the Fund and as such may be deemed to control the Fund.

9.)

NEW ACCOUNTING PRONOUNCEMENT

In May 2011 the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles (“GAAP”) and International Financial Reporting Standards (“IFRS”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS.  ASU 2011-04 will require reporting entities to disclose additional information for fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will

PRASAD GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2012

 require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and

Board of Trustees

The Prasad Growth Fund,

   A Series of Prasad Series Trust

We have audited the accompanying statement of assets and liabilities of Prasad Growth Fund, (the Fund), a series of Prasad Series Trust, including the schedule of investments, as of March 31, 2012, and the related statement of operations, statement of changes in net assets, and the financial highlights for the year then ended.  These financial statements and financial highlights are the responsibility of the Company's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.  The statement of changes in net assets for the year ended March 31, 2012 and the financial highlights for each of the three periods ended March 31, 2010 were audited by other auditors whose report dated May 27, 2010 expressed an unqualified opinion on those statements.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of March 31, 2012, by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights as of March 31, 2012 present fairly, in all material respects, the financial position of Prasad Growth Fund, a series of Prasad Series Trust, as of March 31, 2012, and the results of its operations, changes in its net assets and financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

VB&T CERTIFIED PUBLIC ACCOUNTANTS, PLLC

New York, NY

May 28, 2012

Prasad Growth Fund
Expense Illustration
March 31, 2012

Expense Example

As a shareholder of the Prasad Growth Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars)

of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2011 through March 31, 2012.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by

$1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid

During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses,

which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	October 1, 2011	March 31, 2012	October 1,2011 to March 31,2012

Actual	$1,000.00	$1,169.57	$8.14
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,017.50	$7.57

* Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

PRASAD GROWTH FUND

ADDITIONAL INFORMATION

MARCH 31, 2012

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on June 30 and December 31. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on March 1, 2005. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-877-772-7231 or on the Fund’s website www.prasad.net.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at 1-877-772-7231 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be viewed at www.prasad.net.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-1-877-772-7231 to request a copy of the SAI or to make shareholder inquiries or can be viewed at www.prasad.net, under prospectus.

Information about Trustees and Officers

The business affairs of the Fund are managed under the direction of the Fund’s Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set forth below. The SAI includes additional information about the Fund’s Trustees and officers and is available, without charge upon request, by calling toll-free 1-877-772-7231 or can be reviewed at www.prasad.net under prospectus.

PRASAD GROWTH FUND

TRUSTEES AND OFFICERS

MARCH 31, 2012

Non-Interested Trustees and Officers

Name, Address and Age	Position held with Trust	Term of Office and Length of Time Served.	Principal Occupation(s) During last five years	Number of Portfolio’s overseen by Trustee.	Other Directorships held by Trustee or Officer
Manu Hinduja 17082 Greentree Lane Huntington Beach, CA 92649 Age: 61	Trustee	Since 2006	Director, GRS Service, Inc.; Director, Huntington Resources, Inc.	1	2
Ratan Lalchandani 1516 Via Asturias Palos Verdes Estates, CA 90274 Age 68	Trustee	Since 2003	Retired Engineer	1	0

The Fund did not pay any Trustee fees for the year ended March 31, 2012.

Interested Trustees and Officers

Name, Address and Age	Position held with Trust	Term of Office and Length of Time Served.	Principal Occupation(s) During last five years	Number of Portfolio’s overseen by Trustee.	Other Directorships held by Trustee or Officer
Rajendra Prasad, M.D. * 1310 East Ocean Blvd. #1401 Long Beach, CA 90802 Age: 66	Trustee	Since 1998	Portfolio manager for Prasad Growth Fund. Physician in private practice	1	1

* Trustees who are considered “interested persons” are defined in Section 2(A)(19) of the Investment Company Act of 1940 by virtue of their affiliation with the Investment Adviser.

Board of Trustees

Rajendra Prasad

Manu Hinduja

Ratan Lalchandani

Investment Advisor

Mutual Funds Leader, Inc.

1310 East Ocean #1401

Long Beach, CA 90802

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8000 Towne Centre Drive, Suite 400

Broadview Heights, Ohio 44147

Custodian

U.S. Bank NA

P.O. Box 640994

Cincinnati, Ohio 45264-0994

Independent Registered Public Accounting Firm

VB&T Certified Public Accountants, PLLC

250 W.57th St.  Suite 1632

New York, NY 10107

This report is provided for the general information of the shareholders of the Prasad Growth Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The Fund’s small size has made an audit committee unnecessary.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2012

$ 4,500

FY 2011

$ 4,500

(b)

Audit-Related Fees

Registrant

FY2012

$ 0

FY2011

$ 0

Nature of the fees:

Not applicable.

(c)

Tax Fees

Registrant

FY 2012

$ 1,000

FY 2011

$ 1,000

Nature of the fees:

Not applicable.

(d)

All Other Fees

Registrant

FY 2012

$ 0

FY 2011

$ 0

Nature of the fees:

Not applicable.

(e)

(1)

Audit Committee’s Pre-Approval Policies

The fund has is too small to warrant the formation of an audit committee.

(2)

Percentages of Services Approved by the Audit Committee

Registrant

Audit-Related Fees:

N/A  %

Tax Fees:

N/A  %

All Other Fees:

N/A  %

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

FY 2012

$ 0

FY 2011

$ 0

All the above fees are paid by the registered investment advisor for the fund.  The fund pays Mutual Funds Leader, Inc. (the RIA) 1.5% of the total assets in the fund and Mutual Funds Leader, Inc. pays all the expenses of the Prasad Growth Fund.

(h)

The registrant's audit committee has not considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls.  There were no significant changes in Registrant’s internal controls of in other factors that could significantly effect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herewith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Prasad Series Trust

By /s/Rajendra Prasad

*Rajendra Prasad

Chairman, CEO

Date April 16, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Rajendra Prasad

*Rajendra Prasad

Chairman, CEO

Date April 16, 2013

* Print the name and title of each signing officer under his or her signature.